Estimated Useful Lives and Residual Value of Containers (Detail) - USD ($) $ in Thousands	6 Months Ended	18 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jul. 01, 2015	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Estimated residual value				$ 1,650
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years	13 years
Estimated residual value	$ 950	$ 1,050
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years	13 years
Estimated residual value	$ 1,150	$ 1,300
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years	13 years
Estimated residual value	$ 1,300	$ 1,450 [1]	$ 1,450	$ 1,650
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube Dry Van
Property, Plant and Equipment [Line Items]
Estimated useful lives	13 years	13 years
Estimated residual value	$ 1,500	$ 1,500
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years	12 years
Estimated residual value	$ 2,750	$ 2,750
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years	12 years
Estimated residual value	$ 2,049	$ 2,049
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years	12 years
Estimated residual value	$ 4,500	$ 4,500
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	14 years
Estimated residual value	$ 1,300	$ 1,300
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Estimated useful lives	16 years	14 years
Estimated residual value	$ 1,700	$ 2,000
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	14 years
Estimated residual value	$ 1,500	$ 1,500
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years	14 years
Estimated residual value	$ 2,500	$ 2,500
Tank containers
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	20 years
Estimated residential value, percentage of cost	10.00%	10.00%

[1]	For the six months ended June 30, 2015, the estimated residual value of 40' high cube dry containers was $1,650.